Other information (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 02, 2018
Other information (Details Text)
Acquisition of shares				65.00%
Investment funds managed by Organization		R$ 4,377,508
Consortium which nature and involvement is related to generation management fees of consortium quotas	R$ 1,525,280	1,463,469	R$ 1,079,653
Unconsolidated structured entities
Other information (Details Text)
Investment funds managed by Organization	369,063,713	338,846,142
Revenues earned - Investment funds managed by Organization	1,525,280	1,463,469
Consortium which nature and involvement is related to generation management fees of consortium quotas	76,893,786	74,323,031
Consortium which nature and involvement is related to generation management fees of consortium quotas - Revenues	R$ 1,683,942	R$ 1,526,660